Marketable debt securities - Bonds and debentures maturities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable debt securities
Notional amount	€ 392,948	€ 360,626	€ 362,464
Within 1 month
Marketable debt securities
Notional amount	27,317	20,056	25,057
1 to 3 months
Marketable debt securities
Notional amount	20,340	30,936	24,694
3 to 12 months
Marketable debt securities
Notional amount	78,813	101,855	96,106
More than 5 years
Marketable debt securities
Notional amount	45,901	49,392	60,422
Marketable debt securities
Marketable debt securities
Financial liabilities	246,163	235,269	261,977
Marketable debt securities | Debt securities issued
Marketable debt securities
Financial liabilities	246,163
Notional amount	247,009
Marketable debt securities | Debt securities issued | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Debt securities issued | Within 1 month
Marketable debt securities
Financial liabilities	13,907
Notional amount	14,067
Marketable debt securities | Debt securities issued | 1 to 3 months
Marketable debt securities
Financial liabilities	18,358
Notional amount	18,508
Marketable debt securities | Debt securities issued | 3 to 12 months
Marketable debt securities
Financial liabilities	30,473
Notional amount	30,618
Marketable debt securities | Debt securities issued | 1 to 3 years
Marketable debt securities
Financial liabilities	72,949
Notional amount	73,131
Marketable debt securities | Debt securities issued | 3 to 5 years
Marketable debt securities
Financial liabilities	46,222
Notional amount	46,367
Marketable debt securities | Debt securities issued | More than 5 years
Marketable debt securities
Financial liabilities	64,254
Notional amount	64,318
Marketable debt securities | Subordinated debt
Marketable debt securities
Financial liabilities	25,938	21,686	20,878
Notional amount	25,774
Marketable debt securities | Subordinated debt | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated debt | Within 1 month
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated debt | 1 to 3 months
Marketable debt securities
Financial liabilities	49
Notional amount	49
Marketable debt securities | Subordinated debt | 3 to 12 months
Marketable debt securities
Financial liabilities	130
Notional amount	129
Marketable debt securities | Subordinated debt | 1 to 3 years
Marketable debt securities
Financial liabilities	656
Notional amount	652
Marketable debt securities | Subordinated debt | 3 to 5 years
Marketable debt securities
Financial liabilities	6,167
Notional amount	6,128
Marketable debt securities | Subordinated debt | More than 5 years
Marketable debt securities
Financial liabilities	18,936
Notional amount	18,816
Marketable debt securities | Senior unsecured debt
Marketable debt securities
Financial liabilities	111,434
Notional amount	112,525
Marketable debt securities | Senior unsecured debt | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Senior unsecured debt | Within 1 month
Marketable debt securities
Financial liabilities	3,033
Notional amount	3,063
Marketable debt securities | Senior unsecured debt | 1 to 3 months
Marketable debt securities
Financial liabilities	3,734
Notional amount	3,771
Marketable debt securities | Senior unsecured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	10,621
Notional amount	10,725
Marketable debt securities | Senior unsecured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	38,731
Notional amount	39,110
Marketable debt securities | Senior unsecured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	26,715
Notional amount	26,976
Marketable debt securities | Senior unsecured debt | More than 5 years
Marketable debt securities
Financial liabilities	28,600
Notional amount	28,880
Marketable debt securities | Senior secured debt
Marketable debt securities
Financial liabilities	82,928
Notional amount	82,451
Marketable debt securities | Senior secured debt | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Senior secured debt | Within 1 month
Marketable debt securities
Financial liabilities	1,673
Notional amount	1,663
Marketable debt securities | Senior secured debt | 1 to 3 months
Marketable debt securities
Financial liabilities	5,271
Notional amount	5,241
Marketable debt securities | Senior secured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	12,364
Notional amount	12,293
Marketable debt securities | Senior secured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	33,562
Notional amount	33,369
Marketable debt securities | Senior secured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	13,340
Notional amount	13,263
Marketable debt securities | Senior secured debt | More than 5 years
Marketable debt securities
Financial liabilities	16,718
Notional amount	16,622
Marketable debt securities | Promissory notes and other securities
Marketable debt securities
Financial liabilities	25,863	€ 22,006	€ 32,644
Notional amount	26,259
Marketable debt securities | Promissory notes and other securities | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Promissory notes and other securities | Within 1 month
Marketable debt securities
Financial liabilities	9,201
Notional amount	9,341
Marketable debt securities | Promissory notes and other securities | 1 to 3 months
Marketable debt securities
Financial liabilities	9,304
Notional amount	9,447
Marketable debt securities | Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Financial liabilities	7,358
Notional amount	7,471
Marketable debt securities | Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Promissory notes and other securities | More than 5 years
Marketable debt securities
Financial liabilities	0
Notional amount	€ 0